Investment Strategy - Defiance Trillion Dollar Club Index ETF	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index tracks the performance of publicly traded U.S. companies with market capitalizations of $1 trillion or greater (“Trillion Companies”). The Index is owned, calculated, administered, and disseminated by BITA GmbH (“Index Provider”).

The Index

I.	Eligible Universe

The Index’s eligible universe includes U.S. exchange-listed companies.

II.	Constituent Selection

Companies in the Index’s eligible universe are screened based on market capitalization. Companies with market capitalizations of $1 trillion or greater are included in the Index.

During periods where there are fewer than five Trillion Companies, the five largest publicly traded U.S. companies are included in the Index. Accordingly, there could be periods where the Index includes holdings that are not Trillion Companies. As of March 31, 2025, there were seven Trillion Companies.

III.	Weighting

When there are five or more Trillion Companies, each company selected for inclusion in the Index receives equal weight. When there are less than five Trillion Companies, the Trillion Companies will receive larger weightings than other portfolio holdings to ensure the Fund complies with its policy of investing at least 80% of its net assets in Trillion Companies, as discussed in greater detail below.

To the extent the Index is concentrated in a particular sector or industry, the Fund is expected to be concentrated in that same sector or industry. As of the date of this Prospectus, issuers in the information technology sector and semiconductor industry represented significant portions of the Index.

IV.	Rebalancing

Components of the Index are reconstituted and rebalanced on a monthly basis to maintain appropriate holdings and weightings in accordance with the Index’s methodology.

The Fund’s Investment Strategy

The Fund will invest all, or substantially all, of its assets in (i) the component securities that make up the Index, and/or, (ii) swap contracts that provide indirect exposure to the component securities that make up the Index. The Fund’s use of swaps will be largely driven by its intention to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), which limits the Fund’s ability to invest in a small number of issuers. The use of swaps is intended to allow the Fund to maintain its RIC qualification during periods where there are a small number of Index constituents and the use of swaps may be extensive during such periods.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of Trillion Companies and/or financial instruments (such as swaps) that provide indirect exposure to Trillion Companies.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest directly or indirectly in all of the Index components. However, the Fund may use a “representative sampling” strategy, meaning it may invest directly or indirectly in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will invest in collateral, including U.S. Government securities (such as bills, notes and bonds issued by the U.S. Treasury) and money market funds. The collateral investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s investments in derivative instruments (i.e., swaps).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of Trillion Companies and/or financial instruments (such as swaps) that provide indirect exposure to Trillion Companies.